Fair Value of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Cash and cash equivalents - Book Value	$ 81,507	$ 71,931	$ 86,569	$ 45,538
Cash and cash equivalents - Fair Value	81,507	71,931
Senior notes - Book Value	(367,178)	(366,250)
Senior notes - Fair Value	(247,969)	(378,049)
Capital lease obligations - Book Value	(20,649)	(22,360)
Capital lease obligations - Fair Value	(20,649)	(22,360)
Long-term debt, including current portion - Book Value	(390)	(459)
Long-term debt, including current portion - Fair Value	$ (390)	$ (459)